PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment, Net

	December 31,
	2018	2017
	$	$
Cost:

Computers and peripheral equipment	2,732	2,629
Office furniture and equipment	819	774
Trade Equipment	42	35
Leasehold improvements	196	427
Equipment in lease	711	711
Vehicle	—	—
	4,500	4,576
Accumulated depreciation:
Computers and peripheral equipment	2,593	2,385
Office furniture and equipment	656	627
Trade Equipment	25	2
Leasehold improvements	20	139
Equipment in lease	363	205
Vehicle	—	—
	3,657	3,358
Depreciated cost	843	1,218